Business segments (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Summary financial data by segment follows (in thousands):

	Year ended December 31,
	2013	2012	2011
Net sales:
Drilling & Subsea	$940,807	$826,500	$659,430
Production & Infrastructure	585,495	589,204	468,701
Intersegment eliminations	(1,491)	(771)	—
Total net sales	$1,524,811	$1,414,933	$1,128,131

Operating income:
Drilling & Subsea	$155,828	$161,160	$117,927
Production & Infrastructure	86,471	97,257	77,997
Corporate	(29,431)	(20,628)	(20,237)
Total segment operating income	212,868	237,789	175,687
Intangible asset impairment	—	1,161	—
Contingent consideration	—	(4,568)	12,100
Transaction expenses	2,700	1,751	3,608
(Gain)/loss on sale of assets	614	(1,435)	(634)
Income from operations	$209,554	$240,880	$160,613

Depreciation and amortization
Drilling & Subsea	$43,971	$37,737	$30,853
Production & Infrastructure	13,952	13,163	9,845
Corporate	2,656	904	77
Total depreciation and amortization	$60,579	$51,804	$40,775

Capital expenditures
Drilling & Subsea	$40,991	$31,118	$22,774
Production & Infrastructure	10,940	13,644	13,621
Corporate	8,332	4,923	4,768
Total capital expenditures	$60,263	$49,685	$41,163
A summary of consolidated assets by reportable segment is as follows (in thousands):

	As of December 31,
	2013	2012	2011
Assets
Drilling & Subsea	$1,655,355	$1,413,944	$1,193,128
Production & Infrastructure	468,520	435,496	388,570
Corporate	44,994	43,540	25,617
Total assets	$2,168,869	$1,892,980	$1,607,315

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
by shipping destination and long-lived assets by country were as follows (in thousands):

	Year ended December 31,
Net sales:	2013		2012		2011
	$	%	$	%	$	%
United States	$918,795	60.2%	$894,969	63.3%	$707,092	62.7%
Europe & Africa	225,381	14.8%	196,841	13.9%	162,694	14.4%
Canada	99,081	6.5%	114,197	8.1%	102,916	9.1%
Asia-Pacific	151,790	10.0%	100,938	7.1%	89,323	7.9%
Latin America	64,040	4.2%	58,420	4.1%	32,788	2.9%
Middle East	65,724	4.3%	49,568	3.5%	33,318	3.0%
Total net sales	$1,524,811	100.0%	$1,414,933	100.0%	$1,128,131	100.0%

	As of December 31,
Long-lived assets:	2013	2012	2011
United States	$970,109	$849,470	$726,098
Europe & Africa	346,017	224,093	219,195
Canada	28,839	31,956	30,582
Asia-Pacific	9,465	7,512	7,495
Middle East	3,182	3,159	3,199
Latin America	1,789	1,913	2,160
Total long-lived assets	$1,359,401	$1,118,103	$988,729

Revenue from External Customers by Products and Services
by product lines were as follows (in thousands):

	Year ended December 31,
Net sales:	2013		2012		2011
	$	%	$	%	$	%
Drilling Technologies	$462,420	30.3%	$434,240	30.7%	$372,046	33.0%
Subsea Technologies	316,418	20.8%	250,554	17.7%	220,944	19.6%
Downhole Technologies	161,970	10.6%	141,706	10.0%	66,440	5.9%
Production Equipment	251,428	16.5%	227,286	16.1%	178,110	15.8%
Valve Solutions	211,170	13.8%	210,608	14.9%	173,836	15.4%
Flow Equipment	122,896	8.1%	151,310	10.7%	116,755	10.3%
Eliminations	(1,491)	(0.1)%	(771)	(0.1)%	—	—%
Total net sales	$1,524,811	100.0%	$1,414,933	100.0%	$1,128,131	100.0%